Financial assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments

Investments as of December 31, 2017 consist of the following:

(euros in thousands)
Commercial paper	15,527
U.S. Treasury securities	9,177
Corporate fixed income bonds	7,886
Agency bond	1,453

Investments, current portion	34,043
Corporate fixed income bonds	7,060

Non-current investments	7,060

Total investments	41,103